Document And Entity Information	Jul. 14, 2022
Document Information [Line Items]
Entity, Registrant Name	HighPeak Energy, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 14, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	333-235313
Entity, Tax Identification Number	84-3533602
Entity, Address, Address Line One	421 W. 3rd St., Suite 1000
Entity, Address, City or Town	Fort Worth
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	850-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001792849
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HPK
Security Exchange Name	NASDAQ
Warrant Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrant
Trading Symbol	HPKEW
Security Exchange Name	NASDAQ